Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with GAAP for interim financial information and with the instructions for Form 10-Q and Article 8 of Regulation S-X. In the opinion of management, the accompanying unaudited condensed financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of such interim results. The interim operating results are not necessarily indicative of results that may be expected for any subsequent period. These unaudited condensed financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2019, included in the Annual Report on Form 10-K filed on March 20, 2020.

Reclassification	Reclassification Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.	Reclassification Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Use of Estimates

Use of Estimates

The preparation of unaudited condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant items subject to such estimates and assumptions include the valuation of stock-based compensation, accruals associated with third party providers supporting clinical trials, and income tax asset realization. In particular, the recognition of clinical trial costs are dependent on the our own judgement, as well as the judgment of our contractors and subcontractors in their reporting of information to us.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant items subject to such estimates and assumptions include the valuation of stock-based compensation, derivative liabilities, accruals associated with third party providers supporting clinical trials, contingent liabilities and income tax asset realization. In particular, accrual of expenses associated with our clinical trial are dependent on the our own judgement, as well as the judgment of our contractors and subcontractors in their reporting of information to us. Future events and their effects cannot be predicted with certainty; accordingly, accounting estimates require the exercise of judgment. Accounting estimates used in the preparation of these financial statements change as new events occur, as more experience is acquired, as additional information is obtained and as the operating environment changes.

Basic and Diluted Earnings (Loss) per Share

Basic and Diluted Earnings (Loss) per Share

Basic and diluted earnings (loss) per share are computed based on the weighted-average outstanding shares of common stock, which are all voting shares. Diluted net loss per share is computed giving effect to all proportional shares of common stock, including stock options and warrants to the extent dilutive. Basic net loss per share was the same as diluted net loss per share for the three months ended March 31, 2020 and 2019 as the inclusion of all potential common shares outstanding would have an anti-dilutive effect.

The total number of potentially dilutive common shares that were excluded at March 31, 2020 and 2019 was as follows:

	Potentially Dilutive Common Shares Outstanding March 31,
	2020	2019
Warrants to purchase Common Shares	6,595,631	6,728,113
Common Shares issuable on exercise of options	2,620,877	1,400,967
Total potentially dilutive Common Shares excluded	9,216,508	8,129,080

Basic and Diluted Earnings (Loss) per Share

Basic and diluted earnings (loss) per share are computed based on the weighted-average outstanding shares of common stock, which are all voting shares. Diluted net loss per share is computed giving effect to all proportional shares of common stock, including stock options and warrants to the extent dilutive. Basic net loss per share was the same as diluted net loss per share for the years ended December 31, 2019 and 2018 as the inclusion of all potential common shares outstanding would have an anti-dilutive effect. "Penny warrants" were not excluded from calculation of outstanding shares for purposes of basic earnings per share.

The total number of potentially dilutive common shares that were excluded at December 31, 2019 and 2018 was as follows:

	Potentially Dilutive Common Shares Outstanding December 31,
	2019	2018
Warrants to purchase Common Shares	6,595,631	5,054,759
Common Shares issuable on exercise of options	1,661,466	243,182
Total potentially dilutive Common Shares excluded	8,257,097	5,297,941

Research and Development

Research and Development

Research and development costs are charged to expense as incurred and include direct trial expenses such as fees due to contract research organizations, consultants which support the Company's research and development endeavors, the acquisition of technology rights without an alternative use, and compensation and benefits of clinical research and development personnel. Certain research and development costs, in particular fees to contract research organizations ("CROs"), are structured with milestone payments due on the occurrence of certain key events. Where such milestone payments are greater than those earned through the provision of such services, the Company recognizes a prepaid asset which is recorded as expense as services are incurred.

Research and Development

Research and development costs are charged to expense as incurred and include direct trial expenses such as fees due to contract research organizations, consultants which support our research and development endeavors, the acquisition of technology rights without an alternative use, and compensation and benefits of clinical research and development personnel. Certain of research and development costs, in particular fees to contract research organizations ("CROs"), are structured as milestone payments, payments due on the occurrence of certain key events. Where such milestone payments is greater than the payments earned through the provision of such services, the Company recognizes such payments as prepaid assets, which are recorded as expense as such services are incurred.

Stock-Based Compensation

Stock-Based Compensation

The Company measures the cost of option awards based on the grant date fair value of the awards. That cost is recognized on a straight-line basis over the period during which the awardee was required to provide service in exchange for the entire award. The fair value of options is calculated using the Black-Scholes option pricing model, based on key assumptions such as the expected volatility of the Company's common stock, the risk-free rate of return, and expected term of the options. The Company's estimates of these assumptions are primarily based on historical data, peer company data, government data, and the judgment of management regarding future trends.

Common shares issued are valued based on the fair value of the Company's common shares as determined by the market closing price of a share of our common stock on the date of the Commitment to make the issuance.

Stock-Based Compensation

The Company accounts for stock-based compensation to employees and non-employees in conformity with the provisions of ASC 718, Compensation - Stock Based Compensation ("ASC 718"). The Company expenses stock-based compensation to employees and non-employees over the requisite service period based on the estimated grant-date fair value of the awards. The Company estimates the fair value of options granted using the Black Scholes Merton model. The Company estimates when and if performance-based awards will be earned. If an award is not considered probable of being earned, no amount of equity-based compensation expense is recognized. If the award is deemed probable of being earned, related equity-based compensation expense is recorded. The fair value of an award ultimately expected to vest is recognized as an expense, net of forfeitures, over the requisite service, which is generally the vesting period of the award.

The Black Scholes Merton model requires the input of certain subjective assumptions and the application of judgment in determining the fair value of the awards. The most significant assumptions and judgments include the expected volatility, risk-free interest rate, the expected dividend yield, and the expected term of the awards.

The assumptions used in our option pricing model represent management's best estimates. If factors change and different assumptions are used, our equity-based compensation expense could be materially different in the future. The key assumptions included in the model are as follows:

●	Expected volatility — Management determined the expected price volatility based on the historical volatilities of peer group companies as the Company does not have a sufficient trading history. Industry peers consist of several public companies in the bio-tech industry similar in size, stage of life cycle, and capital structure. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company's own stock price becomes available, or unless circumstances change such that the identified companies are no longer similar to us, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

●	Risk-free interest rate — The risk free rate was determined based on yields of U.S. Treasury Bonds of comparable terms.

●	Expected dividend yield — The Company has not previously issued dividends and do not anticipate paying dividends in the foreseeable future. Therefore, we used a dividend rate of zero based on our expectation of additional dividends.

●	Expected term —The expected term of the options was estimated using the simplified method.

Common shares issued to third parties for services provided are valued based on the fair value of the Company's common shares as determined by the market closing price of a share of our common stock on the date of the Commitment to make the issuance.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is established to reduce net deferred tax assets to the amount expected to be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being recognized. Changes in recognition and measurement are reflected in the period in which the change in judgment occurs. Interest and penalties related to unrecognized tax benefits are included in income tax expense. The Company has generally recorded a full valuation allowance for its tax carryforwards, reflecting the judgment of Company management that they are more likely than not to expire unused.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is established to reduce net deferred tax assets to the amount expected to be realized The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being recognized. Changes in recognition and measurement are reflected in the period in which the change in judgment occurs. Interest and penalties related to unrecognized tax benefits are included in income tax expense.

Adoption of Recent Accounting Pronouncements

Adoption of Recent Accounting Pronouncements

Fair Value — In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). ASU 2018-13 amends guidance concerning disclosure of transfers between the Levels 1, 2, and 3 for the fair value hierarchy used to disclose the fair value of financial instruments. ASU 2018-13 also adds additional requirements that reporting entities disclose unrealized gains or losses in the value of financial instruments as a result of changes to recurring fair Level 3 fair value measurements and the range and weighted averages of significant unobservable inputs used to develop fair value measurements. The amendments in ASU 2018-13 are effective for all entities required under existing GAAP to disclose fair value measurements, and is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2019. ASU 2018-13 was adopted effective January 1, 2020. There was no material effect on the financial statements as a result of the adoption of ASU 2018-13.

Adoption of Recent Accounting Pronouncements

Leases — In February 2016, the FASB issued ASU 2016-02 which amends existing lease accounting guidance and requires recognition of most lease arrangements on the balance sheet. The adoption of this standard resulted in the Company recognizing a right-of-use asset representing rights to use the underlying asset for the lease term with an offsetting lease liability for any leases. In July 2018, the FASB issued ASU 2018-10, "Codification Improvements to Topic 842, Leases." The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in ASU 2016-02. The Company early adopted ASU 2016-02 effective January 1, 2019. There was no material impact on the Company's financial statements as a result of adopting this guidance. The Company recognized no right-of-use assets or corresponding liabilities as a result of adopting this guidance, since, at the time the guidance was adopted, the Company was not party to any leases that had a term of more than 12 months at the time of agreement. In addition, as defined by ASC 842 the Company tested its service contracts for embedded leases. For an asset to be considered as a lease in the contract the asset must meet the following criteria: (1) the asset must be explicitly or implicitly specified in the contract; (2) the asset must be physically distinct; and (3) the supplier does not have a substantive substitution right. Once an asset is determined to be an embedded lease it is then tested to determine if it is an operating or financing lease. Embedded leases are determined to be operating leases if the contractual term is less than 75% of the estimated economic life, the allocated cash flows are less than 90% of the fair market value to purchase these assets, there is no purchase option (bargain or otherwise), there is no transfer of ownership at the end, and the assets are not so customized to the Company's needs that they could not be reworked to use for another customer. The Company did not recognize any embedded leases in its examination of its current service contracts.

Stock Compensation — In June 2018, the FASB issued ASU No. 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting ("ASU 2018-07"). ASU 2018-07 amends the FASB Accounting Standards Codification ("ASC") to expand the scope of FASB ASC Topic 718, Compensation-Stock Compensation, to include accounting for share-based payment transactions for acquiring goods and services from non-employees. The amendments in ASU 2018-07 are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2018. There was no material effect on the financial statements as a result of the early adoption of ASU 2018-07.

Liquidity and Other Uncertainties

Liquidity, Going Concern and Other Uncertainties

The financial statements have been prepared in conformity with generally accepted accounting principles in the United States ("GAAP"), which contemplate continuation of the Company as a going concern. The Company is in a development stage and has not generated any revenues. The Company had an accumulated deficit of approximately $20.6 million and $12.0 million as of December 31, 2019 and 2018, respectively, and had incurred net losses of approximately $8.6 million and $11.6 million, for the years then ended. Based on the current development plans for AD04 in both the U.S. and international markets and other operating requirements, the Company believes that the existing cash and equivalents will not be sufficient to fund operations for at least the next twelve months following the filing of these financial statements. These factors raise substantial doubt regarding the Company's ability to continue as a going concern.

The cash and equivalents as of the financial statement filing date are expected to fund operations into the fourth quarter of 2020, and the Company estimates that such funds will not support the current Phase 3 clinical trial to database lock, which is the endpoint of clinical activities for our current trial. The Company has applied for grants that could be used for the current Phase 3 clinical trial which, if received, is expected to fund the Company to database lock and into the first quarter of 2021. Also, if our trial activities are significantly delayed due to the coronavirus pandemic (See Note 12 - Subsequent Events), we would not be able to reach database lock with cash on hand even with receipt of the grants to which we have applied. In such case, we would need to obtain additional funding. The Company's ultimate liquidity requirements will depend upon a number of factors, including, but not limited to, clinical trial costs, the time required to complete planned trials, and the use of cash in pursuit of non-dilutive funding sources and the success or failure of such pursuit.

The Company's continued operations will depend on its ability to raise additional capital through various potential sources, such as equity and/or debt financings, grant funding, strategic relationships, or out-licensing in order to complete its current and subsequent clinical trial requirements for its lead compound, AD04. Management can provide no assurance that such financing or strategic relationships will be available on acceptable terms, or at all.  Without additional funding, the Company would be required to delay, scale back or eliminate some or all of its research and development programs, which would likely have a material adverse effect on the Company and its financial statements.

The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

Generally, this industry subjects the Company to a number of other risks and uncertainties that can affect its operating results and financial condition. Such factors include, but are not limited to: the timing, costs and results of clinical trials and other development activities versus expectations; the ability to obtain regulatory approval to market product candidates; the ability to manufacture products successfully; competition from products sold or being developed by other companies; the price of, and demand for, Company products once approved; the ability to negotiate favorable licensing or other manufacturing and marketing agreements for its products. The Company also faces the current risk that the continuing coronavirus outbreak may delay, for an unforeseeable period, the conduct of our trial. Any such delay would affect our liquidity needs and ability to continue as a going concern. (See Note 12 - Subsequent Events.)

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At times, the Company's cash balances may exceed the current insured amounts under the Federal Deposit Insurance Corporation. At December 31, 2019, the Company held a balance in a checking account that exceeded federally insured limits by approximately $0.4 million and held approximately $6.1 million in non-FDIC insured cash equivalent investments. At December 31, 2018 the Company held a balance in a checking account that exceeded federally insured limits by approximately $3.4 million.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of the trademarks and copyrights. The trademarks and copyrights will be amortized using the straight-line method based on an estimated useful life of 20 years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company's long-lived assets (consisting of the trademarks) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by that asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

Significant items subject to such estimates and assumptions include the valuation of stock-based compensation, derivative liabilities, accruals associated with third party providers supporting clinical trials, contingent liabilities and income tax liability. Authoritative literature establishes a three-level valuation hierarchy for disclosures of fair value measurements and disclosure. The carrying amounts reported in the balance sheets for current liabilities, convertible notes, Senior Notes, Senior Secured Bridge Notes, and Subordinated Notes are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The carrying value of all other financial liabilities at cost approximates fair value.

The three levels of valuation hierarchy are defined as follows:

●	Level 1: Observable inputs such as quoted prices in active markets;

●	Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

●	Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Fair Value — In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). ASU 2018-13 amends guidance concerning disclosure of transfers between the Levels 1, 2, and 3 for the fair value hierarchy used to disclose the fair value of financial instruments. ASU 2018-13 also adds additional requirements that reporting entities disclose unrealized gains or losses in the value of financial instruments as a result of changes to recurring fair Level 3 fair value measurements and the range and weighted averages of significant unobservable inputs used to develop fair value measurements. The amendments in ASU 2018-13 are effective for all entities required under existing GAAP to disclose fair value measurements, and is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2019.